Income tax - Narrative (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Schedule Of Income Tax [Line Items]
Research and development credit, tax relief	$ 4.7	$ 2.5	$ 5.4
Domestic tax authority
Schedule Of Income Tax [Line Items]
Operating loss carryforwards	20.1
Pro forma
Schedule Of Income Tax [Line Items]
Increase in deferred tax asset	2.4
Increase in valuation allowance	$ 2.4